UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00204

ALLIANCEBERNSTEIN SMALL/MID-CAP

GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2012

Date of reporting period: April 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Small/Mid Cap Growth Fund

Portfolio of Investments

April 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.4%
Producer Durables - 23.8%
Back Office Support, HR & Consulting - 5.0%
Advisory Board Co. (The) (a) (b)	33,202	$3,026,694
CoStar Group, Inc. (b)	190,170	13,861,491
Robert Half International, Inc.	451,620	13,458,276
ServiceSource International, Inc. (a) (b)	558,479	9,259,582

		39,606,043

Commercial Services: Rental & Leasing - 1.7%
United Rentals, Inc. (a) (b)	286,610	13,378,955

International Trade & Diversified Logistics - 1.5%
MSC Industrial Direct Co., Inc.-Class A	162,170	11,953,551

Machinery: Industrial - 5.8%
Actuant Corp.-Class A	375,670	10,244,521
Gardner Denver, Inc.	185,430	12,078,910
Joy Global, Inc.	181,240	12,826,355
Middleby Corp. (b)	102,180	10,368,204

		45,517,990

Machinery: Tools - 1.3%
Lincoln Electric Holdings, Inc.	208,160	10,201,922

Railroads - 1.1%
Genesee & Wyoming, Inc.-Class A (b)	160,650	8,660,641

Scientific Instruments: Control & Filter - 2.8%
IDEX Corp.	289,760	12,549,506
Robbins & Myers, Inc.	203,269	9,901,233

		22,450,739

Scientific Instruments: Electrical - 1.8%
AMETEK, Inc.	275,710	13,876,484

Shipping - 1.8%
Kirby Corp. (b)	208,242	13,821,022

Transportation Miscellaneous - 1.0%
Expeditors International of Washington, Inc.	198,370	7,934,800

		187,402,147

Technology - 18.7%
Communications Technology - 0.9%
Aruba Networks, Inc. (a) (b)	352,990	7,455,149

Computer Services, Software & Systems - 11.4%
ANSYS, Inc. (b)	168,770	11,319,404
Aspen Technology, Inc. (b)	487,258	9,637,963
Cadence Design Systems, Inc. (b)	1,149,500	13,414,665
Fortinet, Inc. (b)	351,029	9,168,878
Informatica Corp. (b)	94,730	4,359,475
MICROS Systems, Inc. (b)	237,780	13,513,037
SolarWinds, Inc. (b)	170,731	8,008,991
TIBCO Software, Inc. (b)	333,630	10,976,427

Company	Shares	U.S. $ Value
VeriFone Systems, Inc. (b)	189,987	$9,050,981

		89,449,821

Production Technology Equipment - 1.3%
Teradyne, Inc. (b)	491,220	8,453,896
Veeco Instruments, Inc. (b)	66,010	1,992,842

		10,446,738

Semiconductors & Component - 5.1%
Fairchild Semiconductor International, Inc. (b)	569,403	8,068,440
International Rectifier Corp. (b)	237,010	5,173,928
LSI Corp. (b)	1,205,370	9,691,175
ON Semiconductor Corp. (b)	904,750	7,473,235
Skyworks Solutions, Inc. (b)	361,920	9,822,509

		40,229,287

		147,580,995

Consumer Discretionary - 17.7%
Advertising Agencies - 1.1%
National CineMedia, Inc.	596,710	8,526,986

Auto Parts - 1.7%
LKQ Corp. (b)	404,410	13,527,514

Diversified Retail - 1.8%
Dollar Tree, Inc. (b)	136,590	13,885,739

Hotel/Motel - 2.9%
Orient-Express Hotels Ltd.-Class A (b)	918,490	9,818,658
Wyndham Worldwide Corp.	259,590	13,067,761

		22,886,419

Household Furnishings - 0.7%
Select Comfort Corp. (a) (b)	202,710	5,854,265

Restaurants - 1.6%
Panera Bread Co.-Class A (b)	78,040	12,324,077

Specialty Retail - 7.5%
CarMax, Inc. (b)	276,740	8,542,964
Dick’s Sporting Goods, Inc.	295,510	14,952,806
Francesca’s Holdings Corp. (a) (b)	324,871	10,184,706
Tractor Supply Co.	133,950	13,182,019
Ulta Salon Cosmetics & Fragrance, Inc. (a)	134,450	11,855,801

		58,718,296

Textiles, Apparel & Shoes - 0.4%
Tumi Holdings, Inc. (a) (b)	140,204	3,570,996

		139,294,292

Health Care - 16.0%
Biotechnology - 1.6%
Amarin Corp. PLC (ADR) (a) (b)	278,460	3,399,997
Ariad Pharmaceuticals, Inc. (b)	283,481	4,620,740

Company	Shares	U.S. $ Value
AVEO Pharmaceuticals, Inc. (a) (b)	197,670	$2,273,205
Onyx Pharmaceuticals, Inc. (b)	49,440	2,250,014

		12,543,956

Health Care Management Services - 4.1%
AMERIGROUP Corp. (b)	171,324	10,580,970
Catalyst Health Solutions, Inc. (a) (b)	129,920	11,221,191
Centene Corp. (b)	267,870	10,604,973

		32,407,134

Health Care Services - 4.4%
HMS Holdings Corp. (b)	272,602	6,558,804
Mednax, Inc. (b)	197,543	13,875,420
SXC Health Solutions Corp. (b)	151,251	13,700,316

		34,134,540

Medical & Dental Instruments & Supplies - 1.0%
Volcano Corp. (a) (b)	294,842	8,004,960

Medical Equipment - 2.1%
NxStage Medical, Inc. (a) (b)	381,770	6,490,090
Sirona Dental Systems, Inc. (a) (b)	203,085	10,257,824

		16,747,914

Pharmaceuticals - 2.8%
Akorn, Inc. (a) (b)	740,288	8,979,693
BioMarin Pharmaceutical, Inc. (b)	280,590	9,736,473
Ironwood Pharmaceuticals, Inc. (b)	265,760	3,510,690

		22,226,856

		126,065,360

Energy - 8.6%
Oil Well Equipment & Services - 5.0%
FMC Technologies, Inc. (b)	178,560	8,392,320
Forum Energy Technologies, Inc. (a) (b)	119,907	2,772,250
Oceaneering International, Inc. (a)	177,540	9,166,390
Oil States International, Inc. (b)	135,079	10,749,587
Superior Energy Services, Inc. (b)	302,360	8,139,531

		39,220,078

Oil: Crude Producers - 3.6%
Cabot Oil & Gas Corp.	279,960	9,837,794
Concho Resources, Inc. (b)	76,490	8,198,198
Range Resources Corp.	33,860	2,257,108
SM Energy Co.	120,793	7,985,625

		28,278,725

		67,498,803

Company	Shares	U.S. $ Value
Financial Services - 6.5%
Asset Management & Custodian - 1.3%
Affiliated Managers Group, Inc. (b)	91,460	$10,391,685

Banks: Diversified - 2.2%
Iberiabank Corp.	152,549	7,790,677
Signature Bank/New York NY (b)	143,540	9,429,143

		17,219,820

Diversified Financial Services - 2.1%
Lazard Ltd.-Class A	283,330	7,794,408
Stifel Financial Corp. (b)	236,904	8,628,044

		16,422,452

Financial Data & Systems - 0.9%
Alliance Data Systems Corp. (b)	54,960	7,061,811

		51,095,768

Materials & Processing - 4.7%
Building Materials - 0.7%
Simpson Manufacturing Co., Inc.	185,406	5,753,148

Chemicals: Diversified - 1.0%
Solutia, Inc.	276,670	7,840,828

Diversified Materials & Processing - 1.7%
Hexcel Corp. (b)	475,519	13,019,710

Metal Fabricating - 1.3%
Valmont Industries, Inc.	85,165	10,554,499

		37,168,185

Utilities - 1.4%
Utilities: Telecommunications - 1.4%
tw telecom, Inc. (b)	492,154	10,719,114

Total Common Stocks (cost $616,995,901)		766,824,664

SHORT-TERM INVESTMENTS - 2.1%
Investment Companies - 2.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.12% (c) (Cost $16,335,662)	16,335,662	16,335,662

Total Investments Before Security Lending Collateral for Securities Loaned - 99.5% (cost $633,331,563)		783,160,326

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 3.9%
Investment Companies - 3.9%
AllianceBernstein Exchange Reserves - Class I, 0.21% (c) (cost $30,700,366)	30,700,366	30,700,366

Company	U.S. $ Value
Total Investments - 103.4% (cost $664,031,929) (d)	$813,860,692
Other assets less liabilities - (3.4)%	(26,397,485)

Net Assets - 100.0%	$787,463,207

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $159,238,818 and gross unrealized depreciation of investments was $(9,410,055), resulting in net unrealized appreciation of $149,828,763.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Small/Mid Cap Growth Fund

April 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$766,824,664	$—	$—	$766,824,664
Short-Term Investments	16,335,662	—	—	16,335,662
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	30,700,366	—	—	30,700,366

Total Investments in Securities	813,860,692	—	—	813,860,692
Other Financial Instruments**	—	—	—	—

Total	$813,860,692	$—	$—	$813,860,692

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Small/Mid-Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 22, 2012